Segmental analyses - Summary of Depreciation Amortisation and Impairment Charges (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	£ 2,547	£ 3,101	£ 28,614
Adjusted at constant rates
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	684	661
Translation exchange
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	(17)	(27)
Adjusted at current rates
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	667	634	759
Adjusting items
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	1,880	2,467	27,855
Reported
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	2,547	3,101	28,614
U.S. | Adjusted at constant rates
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	222	210
U.S. | Translation exchange
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	(5)	(4)
U.S. | Adjusted at current rates
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	217	206	218
U.S. | Adjusting items
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	1,542	2,284	27,518
U.S. | Reported
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	1,759	2,490	27,736
AME | Adjusted at constant rates
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	282	291
AME | Translation exchange
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	(5)	(12)
AME | Adjusted at current rates
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	277	279	336
AME | Adjusting items
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	276	123	44
AME | Reported
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	553	402	380
APMEA | Adjusted at constant rates
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	180	160
APMEA | Translation exchange
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	(7)	(11)
APMEA | Adjusted at current rates
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	173	149	205
APMEA | Adjusting items
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	62	60	293
APMEA | Reported
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	£ 235	£ 209	£ 498